Schedule of Investments (unaudited)
June 30, 2022
BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 81.6%
BlackRock Equity Dividend Fund, Class K	1,436,504	$ 28,370,956
iShares Core S&P Total U.S. Stock Market ETF	2,940,183	246,328,532
iShares ESG Aware MSCI USA ETF	1,905,956	159,909,708
iShares GSCI Commodity Dynamic Roll Strategy ETF	216,707	8,871,985
iShares MSCI EAFE Growth ETF	507,753	40,869,039
iShares MSCI EAFE Value ETF	1,860,275	80,735,935
iShares MSCI Emerging Markets Min Vol Factor ETF(b)	837,310	46,412,093
iShares MSCI USA Min Vol Factor ETF	182,817	12,835,581
iShares S&P Small-Cap 600 Value ETF	226,322	20,149,448
iShares U.S. Energy ETF	416,073	15,860,703
iShares U.S. Infrastructure ETF	354,918	12,081,409
		672,425,389
Fixed-Income Funds — 18.3%
iShares 10-20 Year Treasury Bond ETF	141,095	16,952,564
iShares Convertible Bond ETF	181,294	12,574,552
iShares Core Total USD Bond Market ETF	352,905	16,523,012
iShares TIPS Bond ETF	252,340	28,744,049
Master Total Return Portfolio	$ 75,836,826	75,836,826
		150,631,003
Total Long-Term Investments — 99.9% (Cost: $816,352,865)		823,056,392
Security	Shares	Value
Short-Term Securities(a)(c)
Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.33%	900,603	$ 900,603
SL Liquidity Series, LLC, Money Market Series, 1.73%(d)	21,644,607	21,640,278
Total Short-Term Securities — 2.7% (Cost: $22,540,881)		22,540,881
Total Investments — 102.6% (Cost: $838,893,746)		845,597,273
Liabilities in Excess of Other Assets — (2.6)%		(21,813,412)
Net Assets — 100.0%		$ 823,783,861
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K(a)	$ 33,253,162	$ 16,739,656	$ (41,440,144)	$ 1,014,856	$ (9,567,530)	$ —	—	$ 146,393	$ 282,430
BlackRock Equity Dividend Fund, Class K	—	29,750,000	—	—	(1,379,044)	28,370,956	1,436,504	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,168,164	—	(1,267,561)(b)	—	—	900,603	900,603	3,875	—
BlackRock Technology Opportunities Fund, Class K(a)	32,454,805	8,002,321	(31,183,198)	(3,318,104)	(5,955,824)	—	—	—	958,540

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock 80/20 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 10-20 Year Treasury Bond ETF	$ —	$ 20,878,032	$ (810,950)	$ (77,145)	$ (3,037,373)	$ 16,952,564	141,095	$ 183,891	$ —
iShares Convertible Bond ETF	—	13,063,750	—	—	(489,198)	12,574,552	181,294	12,430	—
iShares Core S&P Small-Cap ETF(a)	33,720,274	10,024,312	(39,249,808)	1,873,187	(6,367,965)	—	—	325,045	—
iShares Core S&P Total U.S. Stock Market ETF	140,588,168	162,728,427	(13,783,867)	(1,246,206)	(41,957,990)	246,328,532	2,940,183	2,434,581	—
iShares Core Total USD Bond Market ETF	29,263,366	18,905,319	(29,709,216)	(314,837)	(1,621,620)	16,523,012	352,905	188,136	—
iShares ESG Aware MSCI USA ETF	153,674,103	50,569,096	(13,981,660)	(1,580,358)	(28,771,473)	159,909,708	1,905,956	1,712,200	—
iShares Global Financials ETF(a)	29,361,246	5,102,279	(34,609,710)	(366,624)	512,809	—	—	324,565	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	8,253,450	17,964,815	(20,467,685)	2,018,513	1,102,892	8,871,985	216,707	2,662,841	—
iShares MSCI EAFE Growth ETF	74,225,774	23,337,084	(38,772,189)	(5,100,021)	(12,821,609)	40,869,039	507,753	1,133,504	—
iShares MSCI EAFE Value ETF	78,770,261	31,353,143	(15,945,867)	(1,271,414)	(12,170,188)	80,735,935	1,860,275	4,704,712	—

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock 80/20 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI Emerging Markets Min Vol Factor ETF	$ —	$ 48,395,540	$ (505,370)	$ (3,813)	$ (1,474,264)	$ 46,412,093	837,310	$ 224,020	$ —
iShares MSCI USA Min Vol Factor ETF	—	20,396,537	(5,989,083)	(337,258)	(1,234,615)	12,835,581	182,817	152,615	—
iShares MSCI USA Value Factor ETF(a)	36,385,226	8,309,776	(44,882,126)	9,743,816	(9,556,692)	—	—	402,901	—
iShares S&P Small-Cap 600 Value ETF	—	21,423,730	—	—	(1,274,282)	20,149,448	226,322	63,580	—
iShares TIPS Bond ETF	15,117,730	16,967,898	(748,653)	(26,058)	(2,566,868)	28,744,049	252,340	894,392	—
iShares U.S. Energy ETF	21,581,540	9,501,203	(24,085,387)	5,718,315	3,145,032	15,860,703	416,073	607,741	—
iShares U.S. Infrastructure ETF	—	12,986,866	—	—	(905,457)	12,081,409	354,918	33,913	—
Master Total Return Portfolio	69,626,280	17,766,200(b)(c)	—	(3,326,026)	(8,229,628)	75,836,826	$75,836,826	1,484,733	—
SL Liquidity Series, LLC, Money Market Series	—	21,640,278(b)	—	—	—	21,640,278	21,644,607	413(d)	—
				$ 3,400,823	$ (144,620,887)	$ 845,597,273		$ 17,696,481	$ 1,240,970
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock 80/20 Target Allocation Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 747,219,566	$ —	$ —	$ 747,219,566
Short-Term Securities
Money Market Funds	900,603	—	—	900,603
	$ 748,120,169	$ —	$ —	748,120,169
Investments valued at NAV(a)				97,477,104
				$ 845,597,273
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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